SUBSEQUENT EVENTS (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended
	Feb. 28, 2014 D M	Nov. 30, 2013 D
Subsequent Events 1		$ 3,000,000
Subsequent Events 2		3,000,000,000,000
Subsequent Events 3		250,000
Subsequent Events 4		8.00%
Subsequent Events 5		100,000
Subsequent Events 6		350,000
Subsequent Events 7		90
Subsequent Events 8		1,000,000
Subsequent Events 9		1
Subsequent Events 10		0.52
Subsequent Events 11		445,000
Subsequent Events 1	1,128,849
Subsequent Events 2	$ 370,772
Subsequent Events 3	713,023
Subsequent Events 4	$ 0.52
Subsequent Events 5	713,023
Subsequent Events 6	$ 0.52
Subsequent Events 7	10,603,436
Subsequent Events 8	250,000
Subsequent Events 9	7,300,000
Subsequent Events 10	1,526,718
Subsequent Events 11	1,526,718
Subsequent Events 12	7,550,000
Subsequent Events 13	14.00%
Subsequent Events 14	3,000,000
Subsequent Events 15	$ 0.52
Subsequent Events 16	1,000,000
Subsequent Events 17	1,000,000
Subsequent Events 18	12
Subsequent Events 19	2,000,000
Subsequent Events 20	30